Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Summary of Other Components of Equity
(1)	Other components of equity of the parent as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Other capital surplus	￦	1,600,801	1,600,812
Accumulated other comprehensive income		557,430	1,424,014
Other equity		13,294,972	12,708,585

	￦	15,453,203	15,733,411

Summary of Changes in Other Capital Surplus
(2)	Changes in other capital surplus for the years ended December 31, 2023 and 2024 are as follows:

		2023			2024
		Gains on disposal of treasury stocks	Others	Subtotal	Gains on disposal of treasury stocks	Others	Subtotal
		In millions of won
Beginning balance	￦	387,524	881,045	1,268,569	387,524	1,213,277	1,600,801
Changes in consolidation scope		—	(48)	(48)	—	—	—
Additional paid-in capital and others		—	—	—	—	(7)	(7)
Transactions between consolidated entities		—	332,280	332,280	—	18	18

Ending balance	￦	387,524	1,213,277	1,600,801	387,524	1,213,288	1,600,812

Summary of Changes in Accumulated Other Comprehensive Income (Loss)
(3)	Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Financial assets at fair value through other comprehensive income valuation reserve	Shares in other comprehensive income of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	11,510	820,739	(305,620)	(29,653)	496,976
Changes in the unrealized fair value of financial assets at FVOCI, net of tax		(31,665)	—	—	—	(31,665)
Shares in other comprehensive income of associates and joint ventures, net of tax		—	122,994	—	—	122,994
Foreign currency translation of foreign operations, net of tax		—	—	(25,950)	—	(25,950)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	(5,078)	(5,078)
Others		153	—	—	—	153

Ending balance	￦	(20,002)	943,733	(331,570)	(34,731)	557,430

		2024
		Financial assets at fair value through other comprehensive income valuation reserve	Shares in other comprehensive income of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	(20,002)	943,733	(331,570)	(34,731)	557,430
Changes in the unrealized fair value of financial assets at FVOCI, net of tax		100,759	—	—	—	100,759
Shares in other comprehensive income of associates and joint ventures, net of tax		—	654,225	—	—	654,225
Foreign currency translation of foreign operations, net of tax		—	—	99,624	—	99,624
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	11,976	11,976

Ending balance	￦	80,757	1,597,958	(231,946)	(22,755)	1,424,014

Summary of Changes in Other equity
(4)	Other equity as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Statutory revaluation reserve	￦	13,295,098	12,708,704
Changes in other equity		(126)	(119)

	￦	13,294,972	12,708,585